Risk Management - Schedule of Financial Assets at Fair Value through other Comprehensive Income (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2025 BRL (R$)
Interest rate risk
Total amount of hedged item	R$ 8,372,481
Fair value adjustment to the hedge object asset	20,262
Fair value adjustment to the hedge object liability	(96,374)
Fair value adjustment to the Hedging instrument	R$ 75,503
Hedge effectiveness, Percentage	99.00%
Interest Rate Contracts - Future - LTN Bonds [Member]
Interest rate risk
Total amount of hedged item	R$ 934,083
Fair value adjustment to the hedge object asset	15,709
Fair value adjustment to the hedge object liability
Fair value adjustment to the Hedging instrument	R$ (15,709)
Hedge effectiveness, Percentage	100.00%
Interest Rate Contracts - Future - LF Sub [Member]
Interest rate risk
Total amount of hedged item	R$ (279,418)	[1]
Fair value adjustment to the hedge object asset	3,014	[1]
Fair value adjustment to the hedge object liability		[1]
Fair value adjustment to the Hedging instrument	R$ (3,823)	[1]
Hedge effectiveness, Percentage	100.00%
Interest Rate Contracts - Future - Advances on energy receivables [Member]
Interest rate risk
Total amount of hedged item	R$ 1,056,634
Fair value adjustment to the hedge object asset
Fair value adjustment to the hedge object liability	(1,220)
Fair value adjustment to the Hedging instrument	R$ 1,206
Hedge effectiveness, Percentage	99.00%
Interest Rate Contracts - Future and Swap - Payroll loans [Member]
Interest rate risk
Fair value adjustment to the hedge object asset	R$ 1,539
Fair value adjustment to the hedge object liability
Fair value adjustment to the Hedging instrument	R$ (1,539)
Hedge effectiveness, Percentage	100.00%
Interest Rate Contracts - Future and Swap – FGTS Loan [Member]
Interest rate risk
Total amount of hedged item	R$ 5,452,205	[2]
Fair value adjustment to the hedge object asset		[2]
Fair value adjustment to the hedge object liability	(33,499)	[2]
Fair value adjustment to the Hedging instrument	R$ 33,499	[2]
Hedge effectiveness, Percentage	100.00%	[2]
Interest Rate Contracts - Future - Liabilities Fixed-Rate [Member]
Interest rate risk
Total amount of hedged item	R$ (1,628,546)
Fair value adjustment to the hedge object asset
Fair value adjustment to the hedge object liability	(53,272)
Fair value adjustment to the Hedging instrument	R$ 53,335
Hedge effectiveness, Percentage	100.00%
Interest Rate Contracts - Future - NTN-FBonds [Member]
Interest rate risk
Total amount of hedged item	R$ 1,132,440
Fair value adjustment to the hedge object asset
Fair value adjustment to the hedge object liability	(8,383)
Fair value adjustment to the Hedging instrument	R$ 8,534
Hedge effectiveness, Percentage	102.00%

[1]	LF Sub - For the LF Sub´s hedge effectiveness, a regression model is used, verifying if there is an economic relationship between the movements of the hedging object and instrument.
[2]	FGTS advances- The value of the hedging instrument of R$ 61,320 as of June 30, 2026 (R$ 33,499 as of December 31, 2025), it is composed by swap R$6,611 for the period ended June 30, 2026 (R$ 9,181 for the year ended December 31, 2025) and futures contracts, R$ 54,710 for the period ended June 30, 2026 (R$ 24,318 for the year ended December 31, 2025)